Acquisition of the Oriental VIP Room (Details 2) - VIP Room [Member]	6 Months Ended
Jun. 30, 2016 USD ($) shares
Earnout And Incentive Share [Line Items]
Base Earnout Cash Payments June 30, 2014 | $	$ 13,000,000
Base Earnout Cash Payments June 30, 2015 | $	$ 13,000,000
Base Earnout Shares Issued/Earned June 30, 2014 | shares	625,000
Base Earnout Shares Issued/Earned June 30, 2015 | shares	625,000
Incremental Earnout Cash Payment June 30, 2014 | $	$ 13,000,000
Incremental Earnout Cash Payment June 30, 2015 | $	$ 1,950,000
Incremental Earnout Shares Issued/Earned First Year - 2014 | shares	625,000
Incremental Earnout Shares Issued/Earned First Year - 2015 | shares	93,750